Share-based Issuances (Details - Warrant Activity)	6 Months Ended
Jun. 30, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding, ending	5,097,099
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding, beginning	4,472,099
Weighted average exercise price, beginning | $ / shares	$ 4.62
Warrants granted	950,000
Weighted average exercise price, granted | $ / shares	$ 0.61
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period	0
Weighted average exercise price, granted | $ / shares	$ 0
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other Than Options Exercised In Period	0
Weighted average exercise price, granted | $ / shares	$ 0
Warrants outstanding, ending	5,422,099
Weighted average exercise price, ending | $ / shares	$ 3.84